Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (19.4)	$ (93.7)	$ (192.1)	$ (2,303.7)	$ (10.4)
Change in fair value of Suburban Propane Partners, L.P. units	(0.4)	0.8	0.8	(2.7)	(0.5)
Comprehensive loss	(19.8)	(92.9)	(191.3)	(2,306.4)	(10.9)
Comprehensive income (loss) attributable to non-controlling partners	6.1	5.9	24.2	(636.8)	(66.8)
Comprehensive income (loss) attributable to Crestwood Equity Partners LP	$ (25.9)	$ (98.8)	$ (215.5)	$ (1,669.6)	$ 55.9